AIG Life Insurance Company
                               One Alico Plaza
                               P.O. Box 667
                               Wilmington, DE 19899-0667
                               302-594-2952




March 7, 1997



Securities and Exchange Commission
Division of Investment Management
Insurance Products-Branch #20
450 Fifth Street, N.W.
Washington, DC 20549


Attention:       Filing Desk
                 Room 1004
                 Document Control


Re:              AIG Life Insurance Company
                 Variable Account I
                 File No. 33-16708


Gentlemen:


Pursuant to Rule 30b2-1 of the Investment Company Act of 1940, we submit electronically a copy of the letter that was sent to our variable annuity contractholders for Variable Account I. (See Exhibit
1) The letter dated January 31, 1997 was mailed March 3, 1997 and enclosed the Annual Reports of the underlying funds.

In addition, this filing incorporates by reference the electronic filing of the Annual Report of the Delaware Group Premium Fund, Inc., File No. 811-5162, made on March 7,1997.

Sincerely,

/s/ Kenneth D. Walma
Kenneth D. Walma
Associate Counsel